OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Shares		Value
Common Stocks: 97.8%
Aerospace & Defense: 1.8%
95,350	Safran SA - ADR	$3,310,552

Air Freight & Logistics: 3.9%
23,960	FedEx Corp.	7,147,987

Auto Components: 2.4%
28,170	Aptiv PLC [1]	4,431,986

Banks: 6.1%
22,525	First Republic Bank	4,216,004
44,495	JPMorgan Chase & Co.	6,920,753
		11,136,757

Chemicals: 4.5%
15,455	Air Products & Chemicals, Inc.	4,446,095
24,570	International Flavors & Fragrances, Inc.	3,670,758
		8,116,853

Commercial Services & Supplies: 2.7%
41,135	Waste Connections, Inc.	4,912,753

Diversified Consumer Services: 1.5%
18,805	Bright Horizons Family Solutions, Inc. [1]	2,766,404

Electric Utilities: 1.2%
29,447	NextEra Energy, Inc.	2,157,876

Equity Real Estate Investment Trusts - REITS: 4.2%
19,795	Crown Castle International Corp.	3,862,004
25,660	PS Business Parks, Inc.	3,799,733
		7,661,737

Food & Staples Retailing: 2.2%
52,355	Sysco Corp.	4,070,601

Health Care Equipment & Supplies: 5.8%
24,270	Danaher Corp.	6,513,097
9,990	Teleflex, Inc.	4,013,882
		10,526,979

Insurance: 2.1%
38,825	The Progressive Corp.	3,813,003

Interactive Media & Services: 8.2%
5,374	Alphabet, Inc. - Class C [1]	13,468,963
21,705	Snap, Inc. - Class A [1]	1,478,979
		14,947,942

Internet & Direct Marketing Retail: 7.1%
18,350	Alibaba Group Holding Ltd. - ADR [1]	4,161,413
1,934	Amazon.com, Inc. [1]	6,653,270
10,485	Etsy, Inc. [1]	2,158,232
		12,972,915

IT Services: 4.2%
52,430	LiveRamp Holdings, Inc. [1]	2,456,345
22,335	Visa, Inc. - Class A	5,222,370
		7,678,715

Media: 2.1%
5,217	Charter Communications, Inc. - Class A [1]	3,763,805

Multiline Retail: 2.2%
18,730	Dollar General Corp.	4,052,985

Oil, Gas & Consumable Fuels: 1.6%
17,785	Pioneer Natural Resources Co.	2,890,418

Pharmaceuticals: 3.8%
18,185	Johnson & Johnson	2,995,797
45,550	Nektar Therapeutics [1]	781,638
33,610	Novartis AG - ADR	3,066,576
		6,844,011

Road & Rail: 5.4%
17,895	Old Dominion Freight Line, Inc.	4,541,751
23,530	Union Pacific Corp.	5,174,953
		9,716,704

Semiconductors & Semiconductor Equipment: 7.7%
45,945	Advanced Micro Devices, Inc. [1]	4,315,614
27,109	Applied Materials, Inc.	3,860,322
22,215	Micron Technology, Inc. [1]	1,887,831
8,165	Monolithic Power Systems, Inc.	3,049,219
6,610	Xilinx, Inc.	956,070
		14,069,056

Software: 10.0%
37,795	Microsoft Corp.	10,238,666
13,855	Synopsys, Inc. [1]	3,821,070
28,645	Zendesk, Inc. [1]	4,134,619
		18,194,355

Specialty Retail: 4.1%
11,250	The Home Depot, Inc.	3,587,513
30,710	Ross Stores, Inc.	3,808,040
		7,395,553

Wireless Telecommunication Services: 3.0%
37,190	T-Mobile US, Inc. [1]	5,386,228

Total Common Stocks
(Cost $100,268,009)		177,966,175

Short-Term Investments: 2.2%
Money Market Funds: 2.2%
4,091,541	Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.006% [2]	4,091,541
Total Money Market Funds
(Cost $4,091,541)		4,091,541
Total Short-Term Investments
(Cost $4,091,541)		4,091,541
Total Investments in Securities: 100.0%
(Cost $104,359,550)		182,057,716
Liabilities in Excess of Other Assets: (0.0%) [3]		(780)
Total Net Assets: 100.0%		$182,056,936

ADR -	American Depositary Receipt

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2021.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$177,966,175	$–	$–	$177,966,175
Short-Term Investments	4,091,541	–	–	4,091,541
Total Assets:	$182,057,716	$–	$–	$182,057,716

[1] See Schedule of Investments for industry breakouts.